Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses

Note 7:   Allowance for Loan Losses

Management extensively reviews recent trends in historical losses, qualitative factors and specific reserve needs on loans individually evaluated for impairment in its determination of the adequacy of the allowance for loan losses. We recorded $1.1 million in provision for loan losses for the three month period ended June 30, 2020, as compared to $610,000 for the three month period ended June 30, 2019.  The $536,000 increase in the provision for loan losses in the second quarter of 2020, as compared to the same quarter in 2019, resulted from year-over-year increases in: (1) the qualitative factors used in determining the adequacy of the allowance for loan losses, (2) the size of the loan portfolio, and (3) delinquent and nonaccrual loans.  The increase in the quantitative factors used in determining the provision for loan losses reflects the substantial increase in economic uncertainty and the resultant potential for increased credit losses in future periods as a consequence of the COVID-19 pandemic.  Outstanding loan balances increased $113.2 million, or 16.3%, in the quarter ended June 30, 2020, as compared to the same quarter in the previous year, and therefore required a corresponding increase in the estimable and probable loan losses inherent in the loan portfolio.  Finally, the provision for loan losses in the quarter ended June 30, 2020 was further increased, as compared to the same quarter in 2019, by the effects of an increase in the ratio of delinquent loans to total loans, which increased to 3.19% at June 30, 2020 as compared to 2.45% at June 30, 2019, coupled with an increase in nonaccrual loans that increased $4.6 million to $8.4 million at June 30, 2020 as compared to $3.8 million at June 30, 2019.

For the first six months of 2020, we recorded $2.2 million in provision for loan losses as compared to $754,000 in the same prior year six month period.  This $1.5 million increase in the provision for loan losses resulted from year-over-year increases in: (1) the qualitative factors used in determining the adequacy of the allowance for loan losses, (2) the size of the loan portfolio, and (3) delinquent and nonaccrual loans.  The increase in the quantitative factors used in determining the provision for loan losses reflects the substantial increase in economic uncertainty and the resultant potential for increased credit losses in future periods as a consequence of the COVID-19 pandemic.

Summarized in the tables below are changes in the allowance for loan losses for the indicated periods and information pertaining to the allocation of the allowance for loan losses, balances of the allowance for loan losses, loans receivable based in individual, and collective impairment evaluation by loan portfolio class.  An allocation of a portion of the allowance to a given portfolio class does not limit the Company’s ability to absorb losses in another portfolio class.

	For the three months ended June 30, 2020
	1-4 family
	first-lien	Residential			Other	Paycheck
	residential	construction	Commercial	Commercial	commercial	Protection
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial	Program
Allowance for loan losses:
Beginning Balance	$731	$-	$4,243	$1,218	$1,758	$-
Charge-offs	(99)	-	-	(48)	(9)	-
Recoveries	-	-	-	-	-	-
Provisions	124	-	15	38	317	-
Ending balance	$756	$-	$4,258	$1,208	$2,066	$-
Ending balance: related to loans individually evaluated for impairment	$153	$-	$64	$98	$563	$-
Ending balance: related to loans collectively evaluated for impairment	$603	$-	$4,194	$1,110	$1,503	$-
Loans receivables:
Ending balance	$212,741	$3,678	$260,824	$53,509	$83,167	$73,774
Ending balance: individually evaluated for impairment	$1,598	$-	$4,661	$178	$1,062	$-
Ending balance: collectively evaluated for impairment	$211,143	$3,678	$256,163	$53,331	$82,105	$73,774

		Home equity	Other
	Tax exempt	and junior liens	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1	$611	$846	$198	9,606
Charge-offs	-	-	(52)	-	(208)
Recoveries	-	-	9	-	9
Provisions	-	33	252	367	1,146
Ending balance	$1	$644	$1,055	$565	$10,553
Ending balance: related to loans individually evaluated for impairment	$-	$142	$-	$-	$1,020
Ending balance: related to loans collectively evaluated for impairment	$1	$502	$1,055	$565	$9,533
Loans receivables:
Ending balance	$7,644	$42,587	$69,915	$-	$807,839
Ending balance: individually evaluated for impairment	$-	$219	$85	$-	$7,803
Ending balance: collectively evaluated for impairment	$7,644	$42,368	$69,830	$-	$800,036

	For the six months ended June 30, 2020
	1-4 family
	first-lien	Residential			Other	Paycheck
	residential	construction	Commercial	Commercial	commercial	Protection
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial	Program
Allowance for loan losses:
Beginning Balance	$580	$-	$4,010	$1,195	$1,645	$-
Charge-offs	(125)	-	-	(48)	(9)	-
Recoveries	1	-	-	2	-	-
Provisions	300	-	248	59	430	-
Ending balance	$756	$-	$4,258	$1,208	$2,066	$-

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1	$553	$413	$272	$8,669
Charge-offs	-	(28)	(185)	-	(395)
Recoveries	-	29	34	-	66
Provisions	-	90	793	293	2,213
Ending balance	$1	$644	$1,055	$565	$10,553

	For the three months ended June 30, 2019
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$722	$-	$3,370	$802	$1,560
Charge-offs	(11)	-	-	(24)	(1)
Recoveries	1	-	-	-	-
Provisions	12	-	82	367	143
Ending balance	$724	$-	$3,452	$1,145	$1,702
Ending balance: related to loans individually evaluated for impairment	$104	$-	$108	$204	$287
Ending balance: related to loans collectively evaluated for impairment	$620	$-	$3,344	$941	$1,415
Loans receivables:
Ending balance	$239,422	$3,966	$225,794	$56,569	$79,590
Ending balance: individually evaluated for impairment	$1,633	$-	$4,461	$370	$1,146
Ending balance: collectively evaluated for impairment	$237,789	$3,966	$221,333	$56,199	$78,444

		Home equity	Other
	Tax exempt	and junior liens	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1	$430	$399	$-	$7,284
Charge-offs	-	-	(40)	-	(76)
Recoveries	-	-	6	-	7
Provisions (credits)	-	(44)	50	-	610
Ending balance	$1	$386	$415	$-	$7,825
Ending balance: related to loans individually evaluated for impairment	$-	$136	$6	$-	$845
Ending balance: related to loans collectively evaluated for impairment	$1	$250	$409	$-	$6,980
Loans receivables:
Ending balance	$8,803	$26,214	$52,508	$-	$692,866
Ending balance: individually evaluated for impairment	$-	$247	$97	$-	$7,954
Ending balance: collectively evaluated for impairment	$8,803	$25,967	$52,411	$-	$684,912

	For the six months ended June 30, 2019
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$766	$-	$3,578	$730	$1,285
Charge-offs	(11)	-	-	(131)	(2)
Recoveries	1	-	-	-	-
Provisions (credits)	(32)	-	(126)	546	419
Ending balance	$724	$-	$3,452	$1,145	$1,702

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1	$409	$385	$152	$7,306
Charge-offs	-	-	(107)	-	(251)
Recoveries	-	-	15	-	16
Provisions (credits)	-	(23)	122	(152)	754
Ending balance	$1	$386	$415	$-	$7,825

The Company’s methodology for determining its allowance for loan losses includes an analysis of qualitative factors that are added to the historical loss rates in arriving at the total allowance for loan losses needed for this general pool of loans.  The qualitative factors include:

•	Changes in national and local economic trends;
•	The rate of growth in the portfolio;
•	Trends of delinquencies and nonaccrual balances;
•	Changes in loan policy; and
•	Changes in lending management experience and related staffing.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation.  These qualitative factors, applied to each product class, make the evaluation inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available.  Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan losses analysis and calculation.

The allocation of the allowance for loan losses summarized on the basis of the Company’s calculation methodology was as follows:

	June 30, 2020
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Specifically reserved	$153	$-	$64	$98	$563
Historical loss rate	71	-	99	152	61
Qualitative factors	532	-	4,095	958	1,442
Total	$756	$-	$4,258	$1,208	$2,066

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Specifically reserved	$-	$142	$-	$-	$1,020
Historical loss rate	-	211	805	-	1,399
Qualitative factors	1	291	250	-	7,569
Other	-	-	-	565	565
Total	$1	$644	$1,055	$565	$10,553

	June 30, 2019
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Specifically reserved	$104	$-	$108	$204	$287
Historical loss rate	64	-	89	35	28
Qualitative factors	556	-	3,255	906	1,387
Total	$724	$-	$3,452	$1,145	$1,702

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Specifically reserved	$-	$136	$6	$-	$845
Historical loss rate	-	1	144	-	361
Qualitative factors	1	249	265	-	6,619
Total	$1	$386	$415	$-	$7,825

NOTE 6: ALLOWANCE FOR LOAN LOSSES

Changes in the allowance for loan losses for the years ended December 31, 2019 and 2018 and information pertaining to the allocation of the allowance for loan losses and balances of the allowance for loan losses and loans receivable based on individual and collective impairment evaluation by loan portfolio class at the indicated dates are summarized in the tables below.  An allocation of a portion of the allowance to a given portfolio class does not limit the Company’s ability to absorb losses in another portfolio class.

	December 31, 2019
	1-4 family
	first-lien				Other
	residential		Commercial	Commercial	commercial
(In thousands)	mortgage	Construction	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$766	$-	$3,578	$730	$1,285
Charge-offs	(11)	-	-	(136)	(158)
Recoveries	2	-	-	-	1
Provisions (credits)	(177)	-	432	601	517
Ending balance	$580	$-	$4,010	$1,195	$1,645
Ending balance: related to loans individually evaluated for impairment	$97	$-	$78	$98	$406
Ending balance: related to loans collectively evaluated for impairment	$483	$-	$3,932	$1,097	$1,239
Loans receivables:
Ending balance	$209,559	$3,963	$254,257	$58,617	$82,092
Ending balance: individually evaluated for impairment	$1,611	$-	$4,446	$184	$935
Ending balance: collectively evaluated for impairment	$207,948	$3,963	$249,811	$58,433	$81,157

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated (1)	Total
Allowance for loan losses:
Beginning Balance	$1	$409	$385	$152	$7,306
Charge-offs	-	(7)	(354)	-	(666)
Recoveries	-	-	60	-	63
Provisions	-	151	322	120	1,966
Ending balance	$1	$553	$413	$272	$8,669
Ending balance: related to loans individually evaluated for impairment	$-	$150	$1	$-	$830
Ending balance: related to loans collectively evaluated for impairment	$1	$403	$412	$272	$7,839
Loans receivables:
Ending balance	$8,067	$46,389	$82,607	$35,790	$781,341
Ending balance: individually evaluated for impairment	$-	$220	$91	$-	$7,487
Ending balance: collectively evaluated for impairment	$8,067	$46,169	$82,516	$35,790	$773,854

(1) The ending balance of the loans receivable for the unallocated portion of the allowance includes loans held-for-sale.  At December 31, 2019, the Bank had loans held-for-sale with a principal balance of $35.8 million. These loans were still part of the portfolio as of December 31, 2019.  Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.

	December 31, 2018
	1-4 family
	first-lien				Other
	residential		Commercial	Commercial	commercial
(In thousands)	mortgage	Construction	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$865	$-	$3,589	$735	$1,214
Charge-offs	(245)	-	(643)	(102)	(207)
Recoveries	21	-	-	66	-
Provisions	125	-	632	31	278
Ending balance	$766	$-	$3,578	$730	$1,285
Ending balance: related to loans individually evaluated for impairment	$108	$-	$100	$28	$255
Ending balance: related to loans collectively evaluated for impairment	$658	$-	$3,478	$702	$1,030
Loans receivables:
Ending balance	$232,523	$7,121	$212,314	$44,235	$63,359
Ending balance: individually evaluated for impairment	$1,827	$-	$2,873	$256	$824
Ending balance: collectively evaluated for impairment	$230,696	$7,121	$209,441	$43,979	$62,535

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1	$514	$208	$-	$7,126
Charge-offs	-	(17)	(248)	-	(1,462)
Recoveries	-	7	51	-	145
Provisions (credits)	-	(95)	374	152	1,497
Ending balance	$1	$409	$385	$152	$7,306
Ending balance: related to loans individually evaluated for impairment	$-	$140	$-	$-	$631
Ending balance: related to loans collectively evaluated for impairment	$1	$269	$385	$152	$6,675
Loans receivables:
Ending balance	$9,320	$26,109	$25,424		$620,405
Ending balance: individually evaluated for impairment	$-	$207	$-		$5,987
Ending balance: collectively evaluated for impairment	$9,320	$25,902	$25,424		$614,418

The Company’s methodology for determining its allowance for loan losses includes an analysis of qualitative factors that are added to the historical loss rates in arriving at the total allowance for loan losses needed for this general pool of loans.  The qualitative factors include:

•	Changes in national and local economic trends;
•	The rate of growth in the portfolio;
•	Trends of delinquencies and nonaccrual balances;
•	Changes in loan policy; and
•	Changes in lending management experience and related staffing.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation.  These qualitative factors, applied to each product class, make the evaluation inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available.  Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan losses analysis and calculation.

The allocation of the allowance for loan losses summarized on the basis of the Company’s calculation methodology was as follows:

	December 31, 2019
	1-4 family
	first-lien				Other
	residential		Commercial	Commercial	commercial
(In thousands)	mortgage	Construction	real estate	lines of credit	and industrial
Specifically reserved	$97	$-	$78	$98	$406
Historical loss rate	43	-	98	106	34
Qualitative factors	440	-	3,834	991	1,205
Total	$580	$-	$4,010	$1,195	$1,645

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Specifically reserved	$-	$150	$1	$-	$830
Historical loss rate	-	85	167	-	533
Qualitative factors	1	318	245	-	7,034
Other	-	-	-	272	272
Total	$1	$553	$413	$272	$8,669

	December 31, 2018
	1-4 family
	first-lien				Other
	residential		Commercial	Commercial	commercial
(In thousands)	mortgage	Construction	real estate	lines of credit	and industrial
Specifically reserved	$108	$-	$100	$28	$255
Historical loss rate	87	-	85	20	24
Qualitative factors	571	-	3,393	682	1,006
Total	$766	$-	$3,578	$730	$1,285

		Home equity	Other
	Tax exempt	and junior liens	consumer	Unallocated	Total
Specifically reserved	$-	$140	$-	$-	$631
Historical loss rate	-	15	155	-	386
Qualitative factors	1	254	230	-	6,137
Other	-	-	-	152	152
Total	$1	$409	$385	$152	$7,306